April 26, 2005

Securities and Exchange Commission
Division of Investment Management
Office of Disclosure and Review
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: (1)  SELECTED AMERICAN SHARES, INC. ("SAS")
         Registration Statement No. 2-10699; and
         Registration No. 811-51

    (2)  SELECTED SPECIAL SHARES, INC. ("SSS")
         Registration Statement No. 2-27514; and
         Registration No. 811-01533

    (3)  SELECTED CAPITAL PRESERVATION TRUST ("SCPT")
         Registration Statement No. 33-15807: and
         Registration No. 811-5240

         Referred to jointed as the "Selected Funds".

Dear Sir or Madam:

On behalf of the Selected Funds, attached for filing pursuant to Rule 485(a)
under the Securities Act of 1933 is Post-Effective Amendment No. (SAS: 90; SSS:
63; SCPT: 32) to the their Registration Statements on Form N-1A.

Reason for 485(b) Filing
------------------------

1.   Update financial statements;
2.   Attach required Exhibits referred to in Part C

Requested Effective Date
------------------------
The Registrant requests an effective date of   May 1, 2005

Questions regarding these filing should be directed to me at (520)434-3771, or in my absence to Arthur Don, Esq. at (312)781-8611.

Very truly yours,

/s/Thomas Tays
Thomas Tays
Vice President, Secretary